07085538

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD [illegible]

Gary Sundick
Vice President
Listing Qualifications

CERTWAS

1-33879

RECD S.E.C.
DEC 1 3 2007
1086

PROCESSED
DEC 1 7 2007
THOMSON
FINANCIAL

By Facsimile and First Class Mail

December 13, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 11, 2007 The Nasdaq Stock Market (the "Exchange") received from INTELLON CORPORATION (the "Registrant") a copy of the Registrant's application on Amended Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END